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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.       Name and address of issuer:

         The Flex-funds
         6000 Memorial Drive
         Dublin, OH  43017

2.       Name of each series or class of funds for which this notice is filed:

         Total Return Utilities Fund

3.       Investment Company Act File Number:  811-3462
         Securities Act File Number:  33-88420

4.       Last day of fiscal year for which this notice is filed:  December 31,
         1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                     [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: NONE

9. Number and aggregate sale price of securities sold during the fiscal year: $2,552,891

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: $2,552,891

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestments plans, if applicable (see Instruction B.7):

12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                  $2,552,891
                                                  -----------
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(ii)     Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                 +
                                                  ----------
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                 -   4,409
                                                  ----------

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                 +_____________

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
         (iii), plus line (iv)] (if applicable):

                                                    $2,548,482
                                                  -------------

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                   x  1/2900
                                                     ----------

(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                   $   878.79
                                                   ============

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures:

                                                   [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 13, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)*     /s/  Donald F. Meeder
                              ---------------------

                              Donald F. Meeder, Secretary/Treasurer
                              -------------------------------------

Date  February 13, 1996
      -----------------

  *Please print the name and title of the signing officer below the signature.
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                                JAMES B. CRAVER
                               266 SUMMER STREET
                          BOSTON, MASSACHUSETTS  02210
                                  617-338-4564


                                February 2, 1996

The Flex-funds
P. O. Box 7177
6000 Memorial Drive
Dublin, Ohio 43017

Attn:        Donald F. Meeder
             Secretary-Treasurer

Dear Sirs:

    As special counsel to The Flex-funds, a Massachusetts business trust (the "Trust"), I am familiar with the Trust's registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, of an indefinite number of its shares of beneficial interest (the "Shares") under the Securities Act of 1933. This opinion is being furnished to you in connection with the Trust's filing, pursuant to Rule 24f-2 and on Form 24F- 2, of an Annual Notice of Securities Sold Pursuant to Rule 24f-2 (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Trust's fiscal year ended December 31, 1995. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice on behalf of the Total Return Utilities Fund, a series of the Trust.

    In connection with this opinion, I have examined such documents (including the Notice) and made such legal inquiry as I deemed necessary or appropriate for purposes of this opinion. Based upon and subject to the foregoing, I am of the opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and nonassessable.

                                        Very truly yours,


                                        James B. Craver